RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Related Party Transactions or Balances with the Group

Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Yan Zhang	Individual	Executive officer for catering management entities controlled by GTI
Wen Qi	Individual	Quality Control Manager
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Shanghai Aotao Industrial Co., Ltd, together with its subsidiaries and VIE (“Aotao”)	Catering management	Controlled by GTI
Getao Industrial (HK) Limited (“Getao”)	Catering management	Controlled by GTI
Da Niang Dumpling Catering Group Co., Ltd, together with its subsidiaries (“Da Niang Group”)	Catering management	Controlled by GTI
Beifu HongKong Indutrial Co,Limited (“Beifu HK”)	Catering management	Controlled by GTI
Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)	Catering management	Controlled by GTI
Bellagio Restaurant Management Group (“Bellagio”)	Catering management	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”) *	Hotel management	Equity investee of the Group
Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”)	Catering management	Controlled by Hui Xu
Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”)	Hotel management	Equity investee of the Group
Apex(Weihai) Industrial Co., Ltd (“Apex”)	Construction	Controlled by Hui Xu
*	Hanyuan was a subsidiary of the Group before December 2021, when the Group disposed 5% of the equity interests of Hanyuan and Hanyuan became equity investee of the Group.

Schedule of Related Party Balances

(a)   Related party balances

Due from related parties:	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Current:
GTI	206,256,382	326,440,000	47,329,351
Aotao	65,206,135	65,206,135	9,454,000
Beifu HK	26,127,660	28,278,520	4,100,000
Yibon	8,330,198	7,039,315	1,020,605
Hanyuan	3,406,100	6,643,508	963,218
Napa	500,000	587,246	85,143
JYHM	481,227	1,739,578	252,215
Getao	112,158	121,391	17,600
Yueyuan	—	608,394	88,209
Da Niang Group	—	500,184	72,520
Woyaojiu	—	1,000	145
Total	310,419,860	437,165,271	63,383,006

Due to related parties:	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Current:
Yibon	6,602,643	7,238,237	1,049,446
Aotao	—	5,550,000	804,674
Napa	2,868,685	536,857	77,837
Da Niang Group	31,307	459,868	66,675
JYHM	27,992	27,992	4,058
	9,530,627	13,812,954	2,002,690

Schedule of Related Party Transactions

(b)   Related party transactions

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Loan to GTI	—	(206,256,382)	(162,490,000)	(23,558,835)
Repayment of loan from GTI	8,424,629	—	42,305,000	6,133,648
Repayment of loan from Aotao	499,421,550	121,000,000	—	—
Loan to Aotao	(479,356,500)	(186,051,400)	—	—
Advertising service from Aotao	(3,920,000)	(6,473,400)	(5,550,000)	(804,674)
Interest income from Aotao	2,316,856	—	—	—
Franchise management fee to Aotao	(41,867)	(49,648)	—	—
Purchase from Napa	(2,059,566)	(2,547,178)	(413,690)	(59,979)
Loan to Hanyuan	—	(3,406,100)	(3,237,408)	(469,380)
Franchised revenue from Yibon	852,287	1,251,888	1,285,068	186,317
Repayment of loan from Yibon	—	3,750,000	1,250,000	181,233
Interest income from Yibon	18,667,117	544,352	12,333	1,788
Loan to Yibon	(9,000,000)	(3,000,000)	—	—
Loan to Wen Qi	—	—	(2,360,000)	(342,168)
Service purchased from JYHM	(40,000)	(667,751)	(20,754)	(3,009)
Sublease revenue from JYHM	284,179	261,392	47,704	6,916
Loan to Yueyuan	—	—	(608,394)	(88,209)
Service purchased form Bellagio	—	(367,804)	(204,087)	(29,590)
Loan to Beifu HK	—	(169,511,160)	—	—
Repayment of loan from Getao on behalf of Beifu HK	—	143,383,500	—	—
Loan to Da Niang Group	(40,000,000)	(39,800,000)	—	—
Repayment of loan from Da Niang Group	40,000,000	39,800,000	—	—
Interest income from Da Niang Group	352,882	—	—	—
Service purchased from Da Niang Group	(724,045)	(221,389)	—	—
Sublease revenue from Da Niang Group	36,000	27,000	—	—